FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of fair value hedging instrument in financial position (Details) - Fair value hedges - Interest rate risk - Deposit - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedging instruments, asset	$ 15,670,372	$ 128,454
Accumulated fair value adjustments	(160,765)	(963)
Change in fair value used for measuring ineffectiveness for the period	160,765	963
Accumulated amount of fair value hedge adjustments remaining in the Statement of Financial Position for any hedged items that have ceased to be adjusted for hedging gains and losses	$ 0	$ 0